                      PAINEWEBBER TACTICAL ALLOCATION FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 1, 1996

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Tactical Allocation Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Restrictions':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

          (2) The Fund will not purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Dated: March 1, 1996

                      PAINEWEBBER TACTICAL ALLOCATION FUND
      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR CLASS Y SHARES

                             DATED JANUARY 1, 1996

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Tactical Allocation Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Restrictions':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Dated: March 1, 1996

                    PAINEWEBBER EMERGING MARKETS EQUITY FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Emerging Markets Equity Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Restrictions':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional
Information:

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                    PAINEWEBBER EMERGING MARKETS EQUITY FUND
      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR CLASS Y SHARES
                             DATED NOVEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Emerging Markets Equity Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Restrictions':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental investment restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.


     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

             SUPPLEMENT TO PAINEWEBBER EMERGING MARKETS EQUITY FUND
                       PROSPECTUS DATED NOVEMBER 1, 1995

                                                               March 1, 1996

Dear Investor,

     This is a supplement to the PaineWebber Emerging Markets Equity Fund Prospectus dated November 1, 1995. The purpose of the supplement is to revise certain information contained in the Prospectus.

     At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Emerging Markets Equity Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will replace those appearing under the 'Investment Restrictions' section on page 16 of the
Prospectus:

     The Fund will not:


          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     If you have any questions regarding PaineWebber Emerging Markets Equity Fund, please call your Investment Executive at PaineWebber or one of its correspondent firms.

             SUPPLEMENT TO PAINEWEBBER EMERGING MARKETS EQUITY FUND
              PROSPECTUS FOR CLASS Y SHARES DATED NOVEMBER 1, 1995

                                                               March 1, 1996

Dear Investor,

     This is a supplement to the PaineWebber Emerging Markets Equity
Fund - Class Y Shares Prospectus dated November 1, 1995. The purpose of the supplement is to revise certain information contained in the Prospectus.

     At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Emerging Markets Equity
Fund - Class Y Shares ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will replace those appearing under the 'Investment Restrictions' section on page 10 of the Prospectus:

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.


          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     If you have any questions regarding PaineWebber Emerging Markets Equity Fund--Class Y Shares, please call your Investment Executive at PaineWebber or one of its correspondent firms.

                       PAINEWEBBER SMALL CAP GROWTH FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Small Cap Growth Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than

              5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental investment restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional
Information:

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Dated: March 1, 1996

                       PAINEWEBBER SMALL CAP GROWTH FUND
      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR CLASS Y SHARES
                             DATED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Small Cap Growth Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled

'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional
Information:

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Dated: March 1, 1996

                       PAINEWEBBER GROWTH AND INCOME FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
              DATED NOVEMBER 15, 1995, AS REVISED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS.  At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Growth and Income Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                            PAINEWEBBER GROWTH FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
              DATED NOVEMBER 15, 1995, AS REVISED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Growth Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment
Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                            PAINEWEBBER GROWTH FUND
                       PAINEWEBBER GROWTH AND INCOME FUND
      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR CLASS Y SHARES
              DATED NOVEMBER 15, 1995, AS REVISED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Growth Fund and PaineWebber Growth and Income Fund (each, a 'Fund' and, collectively, the 'Funds') will be asked to approve changes to the Funds' fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Funds' Statement of Additional Information entitled 'Investment
Limitations':

     Each Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage-and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Funds' shareholders, the Funds would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Funds' current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     Each Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 2, 1996

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:


1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Financial Services Growth Fund Inc. ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that the Fund, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the financial services industries.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                     PAINEWEBBER CAPITAL APPRECIATION FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Meeting'), shareholders of PaineWebber Capital Appreciation Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in each Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                    PAINEWEBBER U.S. GOVERNMENT INCOME FUND
                    PAINEWEBBER INVESTMENT GRADE INCOME FUND
                          PAINEWEBBER HIGH INCOME FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
              DATED NOVEMBER 10, 1995, AS REVISED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber High Income Fund, PaineWebber U.S. Government Income Fund and PaineWebber Investment Grade Income Fund (each, a 'Fund' and, collectively, the 'Funds'), will be asked to approve changes to the Funds' fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Funds' Statement of Additional Information entitled 'Investment Limitations':

     Each Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that PaineWebber U.S. Government Income Fund, under normal circumstances, will invest 25% or more of its total assets in mortgage-and asset-backed securities, which (whether or not issued or guaranteed by an agency or instrumentality of the U.S. government) shall be considered a single industry for purposes of this limitation.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Funds' shareholders, the Funds would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Funds' current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     Each Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


3. CHANGE TO NON-FUNDAMENTAL INVESTMENT POLICIES. The first sentence under the sub-heading 'Loan Participations and Assignments' on page 8 is revised to read:

        'Investment Grade Income Fund and High Income Fund each may invest up to 5% of its total assets in secured or unsecured fixed or floating rate loans ('Loans') arranged through private negotiations between a borrowing corporation and one or more financial institutions ('Lenders').'


Dated: March 1, 1996

              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
              DATED NOVEMBER 10, 1995, AS REVISED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Low Duration U.S. Government Income Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that the Fund, under normal circumstances, will invest 25% or more of its total assets in mortgage-and asset-backed securities, which (whether or not issued or guaranteed by an agency or instrumentality of the U.S. government) shall be considered a single industry for purposes of this limitation.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR CLASS Y SHARES
              DATED NOVEMBER 10, 1995, AS REVISED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Low Duration U.S. Government Income Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that the Fund, under normal circumstances, will invest 25% or more of its total assets in mortgage- and asset-backed securities, which (whether or not issued or guaranteed by an agency or instrumentality of the U.S. government) shall be considered a single industry for purposes of this limitation.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                    PAINEWEBBER U.S. GOVERNMENT INCOME FUND
      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR CLASS Y SHARES
              DATED NOVEMBER 10, 1995, AS REVISED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber U.S. Government Income Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that the Fund, under normal circumstances, will invest 25% or more of its total assets in mortgage- and asset-backed securities, which (whether or not issued or guaranteed by an agency or instrumentality of the U.S. government) shall be considered a single industry for purposes of this limitation.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position,

            except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                        PAINEWEBBER UTILITY INCOME FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Utility Income Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that the Fund, under normal circumstances, will invest 25% or more of its total assets in the utility industries as a group. For this purpose, utility industries consist of companies primarily engaged in the ownership or operation of facilities used in the generation, transmission or distribution of electricity, telecommunications, gas, or water.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                    PAINEWEBBER U.S. GOVERNMENT INCOME FUND
                    PAINEWEBBER INVESTMENT GRADE INCOME FUND
                          PAINEWEBBER HIGH INCOME FUND
                            SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 10, 1995

                                                               March 1, 1996


Dear Investor,

     This is a supplement to the Prospectus of PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund, and PaineWebber High Income Fund, dated November 10, 1995. The purpose of the supplement is to revise certain information contained in the Prospectus regarding PaineWebber High Income Fund and PaineWebber Investment Grade Income Fund.

1. CHANGE IN INVESTMENT OBJECTIVE FOR HIGH INCOME FUND. At a special meeting of shareholders, scheduled for April 10, 1996, shareholders of PaineWebber High Income Fund ('Fund') will be asked to approve a change in the Fund's investment objective from 'to provide the highest level of current income available without undue risk' to 'to provide high income.' This change, which was approved by the Trust's Board of Trustees, is intended to simplify the Fund's investment objective, making it more comparable to those of other mutual funds with similar investment strategies. The proposed change to the Fund's investment objective does not reflect any current or contemplated change in the investment policies of the Fund.

2. CHANGES IN INVESTMENT POLICY FOR HIGH INCOME FUND. Concurrently with its proposed change in its investment objective, High Income Fund intends to change its investment policy to reflect that High Income Fund may invest up to 25% of its total assets in securities that are not currently providing income but that have the potential for capital appreciation. This policy will reflect Mitchell Hutchins' belief that High Income Fund should be able to take advantage of opportunities for capital appreciation that become available in the market from time to time. Mitchell Hutchins believes that the Fund can make limited investments in non-income producing securities that present these opportunities while still achieving its overall goal of providing high income to Shareholders. This new policy will not be a part of the Fund's investment objective, but will be designated a non-fundamental investment policy that may be changed by the Fund's Board. The securities in which the Fund would be able to invest under this policy include debt securities that are not currently paying income and equity securities such as common stocks, warrants, rights and preferred stocks that are not paying current income.

     Effective February 29, 1996, the Board approved the following additional changes to High Income Fund's investment policies: (a) the percentage of the Fund's net assets that may be invested in securities of foreign issuers has been increased from 25% to 35%, but the percentage of the Fund's net assets that may be invested in securities of foreign issuers that are denominated and traded in currencies other than the U.S. dollar continues to be 10%; and (b) the Fund's policy of limiting investments in securities of a single issuer to 5% of its total assets is made applicable only to 75% of its assets (as required under the Fund's fundamental investment restrictions), rather than to 100% of its assets.

3. CHANGE TO INVESTMENT POLICY FOR INVESTMENT GRADE INCOME FUND. Effective February 29, 1996, the Board approved an increase in the percentage of Investment Grade Income Fund's total assets that may be invested in U.S. dollar denominated securities of foreign issuers or foreign branches of U.S. banks that are traded in the U.S. securities markets, or in U.S. dollar denominated securities the value of which is linked to the value of foreign currencies, from 10% to 20%.


     If you have any questions regarding PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund, or PaineWebber High Income Fund, please call your Investment Executive at PaineWebber or one of its correspondent firms.

                           PAINEWEBBER BALANCED FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                 DATED JULY 1, 1995, AS REVISED AUGUST 14, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Balanced Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                         PAINEWEBBER MONEY MARKET FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Money Market Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

              The following interpretation applies to, but is not a part of, this fundamental restriction: With respect to this limitation, domestic and foreign banking will be considered to be different industries.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                  PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
                   PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
                     PAINEWEBBER MUNICIPAL HIGH INCOME FUND
                   PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
              DATED NOVEMBER 10, 1995, AS REVISED JANUARY 22, 1996

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS.  At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber California Tax-Free Income Fund, PaineWebber National Tax-Free Income Fund, PaineWebber Municipal High Income Fund, and PaineWebber New York Tax-Free Income Fund ( each, a 'Fund' and, collectively, the 'Funds'), will be asked to approve changes to the Funds' fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in Funds' Statement of Additional Information entitled 'Investment Limitations of the Funds':

     PaineWebber California Tax-Free Income Fund and PaineWebber National Tax-Free Income Fund each will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate 'issuer.' When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the sub-division, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. This restriction does not limit the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund each will not:

          (1) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (2) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (4) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Funds' shareholders, the Funds would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Funds' current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed for any Fund by the Trust's Board of Trustees without shareholder approval.

     Each Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                   PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION FOR CLASS Y SHARES
              DATED NOVEMBER 10, 1995, AS REVISED JANUARY 22, 1996

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber National Tax-Free Income Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate 'issuer.' When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the sub-division, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. This restriction does not limit the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                        PAINEWEBBER SMALL CAP VALUE FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 14, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Small Cap Value Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the vote of the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                       PAINEWEBBER STRATEGIC INCOME FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of PaineWebber Strategic Income Fund ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment Limitations':

     The Fund will not:

          (1) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (2) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (4) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

Dated: March 1, 1996

                         LIQUID INSTITUTIONAL RESERVES
                               MONEY MARKET FUND
                           GOVERNMENT SECURITIES FUND
                            TREASURY SECURITIES FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 10, 1996 (the 'Special Meeting'), shareholders of Money Market Fund, Government Securities Fund, and Treasury Securities Fund (each, a 'Fund' and, collectively, the 'Funds'), will be asked to approve changes to the Funds' fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Funds' Statement of Additional Information entitled 'Investment Restrictions':

     The Trust may not, on behalf of any Fund:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

              The following interpretation applies to, but is not a part of, this fundamental restriction: With respect to this limitation, domestic and foreign banking will be considered to be different industries.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Funds' shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Funds' current fundamental restrictions and would be designated as such in the Statement of Additional Information as follows:

     The following investment restrictions are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund will not:

          o mortgage, pledge or hypothecate any assets except in connection with permitted borrowings or the issuance of senior securities.

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o invest in companies for the purpose of exercising control or management.

          o invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, which amount may include warrants that are not listed on the New York or American Stock Exchange, provided that those unlisted warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities.

Dated: March 1, 1996

                                       2